Provisions (Tables)	12 Months Ended
Dec. 31, 2025
Provisions [abstract]
Summary of Changes in Groups Provisions

	Legal contingencies	Other	Total
	(in € millions)
Carrying amount at January 1, 2024	11	13	24
Additional provisions	7	3	10
Reversal of unutilized amounts	(2)	(3)	(5)
Exchange differences	—	1	1
Utilized	—	(2)	(2)
Carrying amount at December 31, 2024	16	12	28
Additional provisions	6	33	39
Reversal of unutilized amounts	—	(4)	(4)
Exchange differences	(1)	(2)	(3)
Utilized	(3)	(3)	(6)
Carrying amount at December 31, 2025	18	36	54
As at December 31, 2024
Current portion	16	9	25
Non-current portion	—	3	3
As at December 31, 2025
Current portion	18	33	51
Non-current portion	—	3	3